X.com U.S.A. Bond Fund
Semi-annual Report

The X.com U.S.A. Bond Fund tracks the Lehman Brothers Government/Corporate Bond Index. The Fund invests in a representative sample of the securities that comprise the Index in proportions that match their index weight. At the close of the period, the Fund's portfolio was composed of 48.7% U.S. Treasury Bonds, 35.8% corporate bonds, and 15.5% U.S. agency securities.

Indicators of an overheated economy resurfaced in the first quarter of 2000. The annualized GDP growth rate for the fourth quarter of 1999, initially reported at 6.9%, was later revised to 7.3%. The unemployment rate fell to 3.9% in April, its lowest level in 30 years. In response, the Federal Reserve Board raised the federal funds target rate three times in the first half of 2000. Combined with a shortage in supply of long-term bonds, these rate hikes caused Treasury securities with shorter maturities to carry higher yields than those with longer maturities. This phenomenon, known as an inverted yield curve, had not been witnessed since 1990.

Short-term rates moved in tandem with the federal funds target rate, which increased by 1.00% (to 6.50%) in the first half of 2000. However, long bond yields fell as a result of two significant policy changes instituted by the Treasury. In January, the Treasury announced that it would buy back its long-term bonds in an effort to reduce outstanding government debt. This was followed by a February announcement that the Treasury would curtail further 30-year Treasury bond auctions. In response to the impending reduced supply of long-term Treasury bonds, long-term yields plunged, as evidenced by the 9.30% return on the Lehman Brothers 20+ Year Treasury Index in the first quarter.

Bonds languished in April and May amid continued reports of rapid economic growth. Specifically, the Employment Index, released on April 27, demonstrated a first quarter rise of 1.4%, well above the anticipated 1.0%. For the month of April, the Lehman Brothers Government/Corporate Bond Index lost 0.49%. On May 16, the Federal Reserve raised the federal funds rate target by 0.50%, its third and largest increase in 2000. By month end, economic data demonstrated signs of the Fed's intended slowdown. Bonds rallied in response, finishing the month flat (-0.05%). June found more signs of a slowing economy, to which the bond market responded favorably. The Lehman Brothers Government/Corporate Bond Index returned 2.04% to finish the quarter up 1.45%.

The Fund will continue to pursue its objective of tracking the Lehman Brothers Government/Corporate Bond Index as closely as possible.

X.com U.S.A. Bond Fund
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)

------------------------------------------------------------------------------------------------------------
ASSETS

Investments:
In Bond Index Master Portfolio ("Master Portfolio"), at market value (Note 1)                   $  192,281
Receivables:
     Due from X.com (Note 2)                                                                         6,430
                                                                                                ----------
Total Assets                                                                                       198,711
                                                                                                ----------
LIABILITIES
Payables:
     Distribution to shareholders                                                                    1,772
                                                                                                -----------
Total Liabilities                                                                                    1,772
                                                                                                -----------
NET ASSETS                                                                                      $  196,939
                                                                                                ===========
Net assets consist of:
     Paid-in capital                                                                               201,648
     Undistributed net investment income                                                                36
     Undistributed net realized loss on investments                                                 (4,132)
     Net unrealized depreciation of investments                                                       (613)
                                                                                                -----------
NET ASSETS                                                                                      $  196,939
                                                                                                ===========
Shares outstanding                                                                                  20,150
                                                                                                ===========
Net asset value and offering price per share                                                    $     9.77
                                                                                                ===========

------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com U.S.A. Bond Fund
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
     Interest                                                                                  $   9,054
     Expenses                                                                                       (105)
                                                                                              ----------
Net investment income allocated from Master Portfolio                                              8,949
                                                                                              ----------
FUND EXPENSES (NOTE 2)
     Management fees                                                                                 422
                                                                                              ----------
Total fund expenses                                                                                  422
                                                                                              ----------
Less:
     Fees reimbursed by X.com (Note 2)                                                              (277)
                                                                                              ----------
Total Net Expenses                                                                                   145
                                                                                              ----------
Net investment income                                                                              8,804
                                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
     Net realized loss                                                                            (4,117)
     Net change in unrealized appreciation                                                           342
                                                                                              ----------
Net loss on investments allocated from corresponding Master Portfolio                             (3,775)
                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $   5,029
                                                                                              ==========
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com U.S.A. Bond Fund
Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the Period
                                                                                                               November 18, 1999
                                                                                      For the Six Months        (commencement of
                                                                                     Ended June 30, 2000     operations) through
                                                                                              (Unaudited)      December 31, 1999
                                                                                    --------------------     -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                           $             8,804       $           1,061
     Net realized loss                                                                            (4,117)                    (15)
     Net change in unrealized appreciation (depreciation)                                            342                    (955)
                                                                                    --------------------     -------------------
Net increase in net assets resulting from operations                                               5,029                      91
                                                                                    --------------------      ------------------
Distributions to shareholders:
     From net investment income                                                                   (8,768)                 (1,091)
                                                                                    --------------------      ------------------
Total distributions to shareholders                                                               (8,768)                 (1,091)
                                                                                    --------------------      ------------------
Capital share transactions:
     Proceeds from shares sold                                                                   650,147                 352,556
     Net asset value of shares issued in reinvestment of dividends and distributions               6,997                   1,091
     Cost of shares redeemed                                                                    (690,164)               (118,949)
                                                                                    --------------------      ------------------
Net increase (decrease) in net assets resulting from capital share transactions                  (33,020)                234,698
                                                                                    --------------------      ------------------
Increase (decrease) in net assets                                                                (36,759)                233,698
NET ASSETS:
Beginning of period                                                                              233,698                       0
                                                                                    --------------------      ------------------
End of period (including undistributed net investment income of $36 and $0,
              respectively)                                                          $           196,939       $         233,698
                                                                                    ====================      ==================
SHARES ISSUED AND REDEEMED:
     Shares sold                                                                                  66,128                  35,896
     Shares issued in reinvestment of dividends and distributions                                    717                     111
     Shares redeemed                                                                             (70,617)                (12,085)
                                                                                    --------------------      ------------------
Net increase (decrease) in shares outstanding                                                     (3,772)                 23,922
                                                                                    ====================      ==================

---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period


X.com U.S.A. Bond Fund

--------------------------------------------------------------------------------------------------------

                                                                                             Period From
                                                                                Six        Nov. 18, 1999
                                                                       Months Ended        (Commencement
                                                                      Jun. 30, 2000    of Operations) to
                                                                        (Unaudited)        Dec. 31, 1999

--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $        9.77     $          10.06
                                                                      -------------     ----------------
Income from investment operations:
     Net investment income                                                     0.36                 0.18
     Net realized and unrealized gain (loss) on investments                    0.00                (0.29)
                                                                      -------------     ----------------
Total from investment operations                                               0.36                (0.11)
                                                                      -------------     ----------------
Less distributions:
     From net investment income                                               (0.36)               (0.18)
                                                                      -------------     ----------------
Total distributions                                                           (0.36)               (0.18)
                                                                      -------------     ----------------
Net asset value, end of period                                        $        9.77     $           9.77
                                                                      =============     ================
Total return                                                     +             3.72% ++            (1.99)% ++
                                                                      =============     ================
Ratios/Supplemental data:
     Net assets, end of period (000s)                                  $        197     $            234
     Ratio of expenses to average net assets                     1             0.19% +              0.19% +
     Ratio of net investment income to average net assets        2             6.68% +              6.83% +

--------------------------------------------------------------------------------------------------------

1    Ratio of expenses to average net assets prior to waived
     fees and reimbursed expenses                                              0.40% +              0.40% +
2    Ratio of net investment income (loss) to average net assets
     prior to waived fees and reimbursed expenses                              6.47% +              6.62% +

+    Annualized.
++   Not Annualized.

The accompanying notes are an integral part of these financial statements.

X.COM U.S.A. BOND FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   X.com U.S.A. Bond Fund (the "Fund") is one of a diversified series of X.com Funds (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

   The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Investment Policy and Security Valuation

   The Fund invests all of its assets in the Bond Index Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (0.05% as of June 30, 2000).

   The investment objective of the U.S.A. Bond Fund is to approximate as closely as practicable, before fees and expenses, the total rate of return of the U.S. market for issued and outstanding U.S. government and high grade corporate bonds as measured by the Lehman Brothers Government/Corporate Bond Index.

   The method by which the MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

   Security Transactions and Income Recognition

   The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

   The performance of the Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   Dividends and Distributions to Shareholders

   Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.
Such distributions to shareholders are recorded on the ex-dividend date.

   Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

   Federal Income Taxes

   The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   X.com Asset Management, Inc. ("XAM"), a wholly owned subsidiary of X.com Corporation ("X.com") serves as the Funds' investment adviser. For both their advisory and administrative services, XAM is paid a "unified" fee from the Fund at an annual rate of 0.32% of the Fund's average daily net assets. Under this agreement between the Trust and XAM, XAM assumes all ordinary recurring direct costs of the Trust, such as custodian fees, director's fees, transfer agency fees and accounting fees, and excludes, generally, advisory fees and costs related to security transactions. XAM may delegate some of their administrative duties to the administrator.

   A fee waiver for the Fund is made pursuant to an expense limitation and reimbursement agreement with XAM that is in effect for an initial term of one year and will be renewed thereafter automatically for a one year term on an
annual basis.   The agreement can be changed, terminated or not renewed by either party only by giving 90 days' prior notice. XAM waived expenses totaling 0.21% of its average daily net assets for the period ended June 30, 2000.

   X.com serves as the shareholder servicing agent for the Fund. X.com is also responsible for maintaining the Fund's shareholder accounts.

   Investor's Bank & Trust Company (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. XAM compensates the Administrator for services performed.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                             Principal                Value
     -------------------------------------------------------------------------------------------------------------------

     CORPORATE BONDS & NOTES--32.11%

     AEROSPACE/DEFENSE--0.78%
     -------------------------------------------------------------------------------------------------------------------
     Lockheed Martin Corp.
      8.20%, 12/01/09                                                                    $1,500,000           $1,514,256
     Raytheon Co.
      7.38%, 07/15/25                                                                     1,000,000              849,275
     United Technologies Corp.
      6.63%, 11/15/04                                                                     1,000,000              978,128
     -------------------------------------------------------------------------------------------------------------------
                                                                                                               3,341,659
     -------------------------------------------------------------------------------------------------------------------

     AUTO MANUFACTURERS--1.34%
     -------------------------------------------------------------------------------------------------------------------
     Chrysler Corp.
      7.45%, 03/01/27                                                                     1,500,000            1,436,962
     Ford Motor Co.
      6.38%, 02/01/29                                                                     1,000,000              816,214
      8.88%, 04/01/06                                                                     1,500,000            1,591,153
     General Motors Corp.
      6.25%, 05/01/05                                                                     1,000,000              954,049
      7.40%, 09/01/25                                                                     1,000,000              936,020
     -------------------------------------------------------------------------------------------------------------------
                                                                                                               5,734,398
     -------------------------------------------------------------------------------------------------------------------

     AUTO PARTS & EQUIPMENT--0.43%
     -------------------------------------------------------------------------------------------------------------------
     Delphi Automotive Systems Corp.
      6.50%, 05/01/09                                                                     1,000,000              898,612
     Goodyear Tire & Rubber Co.
      6.63%, 12/01/06                                                                     1,000,000              939,357
     -------------------------------------------------------------------------------------------------------------------
                                                                                                               1,837,969
     -------------------------------------------------------------------------------------------------------------------

     BANKS--5.13%
     -------------------------------------------------------------------------------------------------------------------
     ABN Amro Bank NV
      7.30%, 12/01/26                                                                       500,000              440,665
     Bank of New York Co. Inc.
      6.50%, 12/01/03                                                                     1,000,000              968,576
     Bank of Tokyo-Mitsubishi Ltd.
      8.40%, 04/15/10                                                                     1,000,000            1,009,258
     Bank One Corp.
      6.40%, 08/01/02                                                                     1,000,000              981,848
      8.10%, 03/01/02                                                                     1,000,000            1,010,368
     BankAmerica Corp.
      6.25%, 04/01/08                                                                     1,870,000            1,706,506
     Chase Manhattan Corp.
      5.75%, 04/15/04                                                                     1,000,000              943,821
     Dresdner Bank AG
      6.63%, 09/15/05                                                                     1,000,000              952,590
     First Union Capital Corp.
      8.04%, 12/01/26                                                                     2,000,000            1,757,366

The accompanying notes are an integral part of these finanicial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                             Principal                Value
     -------------------------------------------------------------------------------------------------------------------
     First Union Corp.
      6.63%, 07/15/05                                                                    $  500,000          $   476,246
     International Bank of Reconstruction & Development
      6.38%, 07/21/05                                                                     1,000,000              972,468
     KeyCorp
      6.75%, 03/15/06                                                                     1,500,000            1,427,616
     KFW International Finance Inc.
      7.63%, 02/15/04                                                                     3,500,000            3,553,105
      8.00%, 02/15/10                                                                       250,000              263,723
     Korea Development Bank
      7.13%, 04/22/04                                                                     1,000,000              966,942
      7.38%, 09/17/04                                                                     1,000,000              973,768
     Mellon Capital II
      8.00%, 01/15/27                                                                     1,000,000              904,086
     NationsBank Corp.
      7.75%, 08/15/15                                                                     1,000,000              972,288
     Skandinaviska Enskilda Banken
      6.88%, 02/15/09                                                                       500,000              464,045
     Swiss Bank Corp.
      7.38%, 07/15/15                                                                     1,200,000            1,144,871
     -------------------------------------------------------------------------------------------------------------------
                                                                                                              21,890,156
     -------------------------------------------------------------------------------------------------------------------

     BEVERAGES--0.96%
     -------------------------------------------------------------------------------------------------------------------
     Anheuser-Busch Companies Inc.
      9.00%, 12/01/09                                                                     1,500,000            1,659,628
     Coca-Cola Enterprises
      8.00%, 09/15/22                                                                     1,000,000            1,006,749
     Diageo PLC
      6.13%, 08/15/05                                                                     1,000,000              947,168
     J Seagram & Sons Ltd.
      7.50%, 12/15/18                                                                       500,000              471,975
     -------------------------------------------------------------------------------------------------------------------
                                                                                                               4,085,520
     -------------------------------------------------------------------------------------------------------------------

     CHEMICALS--0.12%
     -------------------------------------------------------------------------------------------------------------------
     Dow Chemical Co.
      8.63%, 04/01/06                                                                       500,000              530,582
     -------------------------------------------------------------------------------------------------------------------
                                                                                                                 530,582
     -------------------------------------------------------------------------------------------------------------------

     COMPUTERS--0.67%
     -------------------------------------------------------------------------------------------------------------------
     International Business Machines Corp.
      5.63%, 04/12/04                                                                     3,000,000            2,858,523
     -------------------------------------------------------------------------------------------------------------------
                                                                                                               2,858,523
     -------------------------------------------------------------------------------------------------------------------

     COSMETICS / PERSONAL CARE--0.23%
     -------------------------------------------------------------------------------------------------------------------
     Procter & Gamble Co.
      6.88%, 09/15/09                                                                     1,000,000              974,525
     -------------------------------------------------------------------------------------------------------------------
                                                                                                                 974,525
     -------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these finanicial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                          Principal          Value
     ------------------------------------------------------------------------------------------
     DIVERSIFIED FINANCIAL SERVICES--6.73%
     ------------------------------------------------------------------------------------------
     American General Finance Corp.
      6.38%, 03/01/03                                                 $1,000,000    $   974,076
     Associates Corp. NA
      6.25%, 11/01/08                                                  1,500,000      1,344,702
      6.95%, 11/01/18                                                  1,000,000        879,737
     Bear Stearns Companies Inc.
      6.75%, 04/15/03                                                  1,000,000        976,664
     CIT Group Holdings
      6.63%, 06/15/05                                                  1,000,000        944,645
     Citigroup Inc.
      7.88%, 05/15/25                                                  1,000,000        991,369
     Countrywide Funding Corp.
      6.88%, 09/15/05                                                  1,000,000        948,225
     Ford Motor Credit Co.
      6.50%, 02/28/02                                                 3,400,000      3,352,359
      7.50%, 06/15/03                                                 1,000,000        995,563
     General Motors Acceptance Corp.
      7.13%, 05/01/03                                                  4,500,000      4,463,856
     Household Finance Corp.
      6.00%, 05/01/04                                                 2,000,000      1,884,770
      6.70%, 06/15/02                                                 1,000,000        981,061
     Lehman Brothers Inc.
      7.63%, 06/01/06                                                  2,500,000      2,435,450
     Merrill Lynch & Co. Inc.
      6.00%, 02/17/09                                                  3,000,000      2,654,319
      6.38%, 10/15/08                                                  1,000,000        910,705
     Morgan Stanley Dean Witter & Co.
      7.13%, 01/15/03                                                  1,000,000        993,347
      8.00%, 06/15/10                                                  1,000,000      1,009,857
     Norwest Financial Inc.
      5.38%, 09/30/03                                                  1,000,000        942,224
     Pemex Finance Ltd.
      9.69%, 08/15/09                                                  1,000,000      1,054,260
     ------------------------------------------------------------------------------------------
                                                                                     28,737,189
     ------------------------------------------------------------------------------------------

     ELECTRIC--2.75%
     ------------------------------------------------------------------------------------------
     Duke Energy Corp.
      6.00%, 12/01/28                                                  2,000,000      1,584,084
     Enersis SA
      7.40%, 12/01/16                                                  1,000,000        865,807
     Houston Lighting & Power Co.
      6.50%, 04/21/03                                                  4,000,000      3,895,036
     Korea Electric Power Corp.
      6.38%, 12/01/03                                                  1,000,000        942,709
     Niagara Mohawk Power Corp.
      7.38%, 07/01/03                                                   756,098        743,943
      7.63%, 10/01/05                                                   529,268        520,085

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                          Principal          Value
     ------------------------------------------------------------------------------------------
     Northern States Power Co.
      6.50%, 03/01/28                                                 $1,500,000    $ 1,281,182
     Texas Utilities Co.
      6.38%, 01/01/08                                                  1,000,000        899,864
     Virginia Electric & Power Co.
      7.38%, 07/01/02                                                  1,000,000      1,002,482
     ------------------------------------------------------------------------------------------
                                                                                     11,735,192
     ------------------------------------------------------------------------------------------

     FOOD--0.74%
     ------------------------------------------------------------------------------------------
     Albertson's Inc.
      6.63%, 06/01/28                                                  1,000,000        825,305
     Archer-Daniels-Midland Co.
      8.38%, 04/15/17                                                    500,000        517,726
     Fred Meyer Inc.
      7.45%, 03/01/08                                                  1,000,000        956,417
     Kroger Co.
      7.00%, 05/01/18                                                  1,000,000        872,229
     ------------------------------------------------------------------------------------------
                                                                                      3,171,677
     ------------------------------------------------------------------------------------------

     HEALTH CARE--0.47%
     ------------------------------------------------------------------------------------------
     Baxter International Inc.
      7.63%, 11/15/02                                                  1,000,000      1,008,335
     Becton Dickinson & Co.
      7.15%, 10/01/09                                                  1,000,000        982,357
     ------------------------------------------------------------------------------------------
                                                                                      1,990,692
     ------------------------------------------------------------------------------------------

     INSURANCE--0.22%
     ------------------------------------------------------------------------------------------
     Aetna Services Inc.
      7.13%, 08/15/06                                                  1,000,000        948,474
     ------------------------------------------------------------------------------------------
                                                                                        948,474
     ------------------------------------------------------------------------------------------

     MACHINERY-CONSTRUCTION & MINING--0.23%
     ------------------------------------------------------------------------------------------
     Caterpillar Inc.
      7.25%, 09/15/09                                                  1,000,000        980,888
     ------------------------------------------------------------------------------------------
                                                                                        980,888
     ------------------------------------------------------------------------------------------

     MANUFACTURERS--0.20%
     ------------------------------------------------------------------------------------------
     Tyco International Group
      6.88%, 01/15/29                                                  1,000,000        855,130
     ------------------------------------------------------------------------------------------
                                                                                        855,130
     ------------------------------------------------------------------------------------------

     MEDIA--2.45%
     ------------------------------------------------------------------------------------------
     Comcast Cable Communications
      8.38%, 05/01/07                                                  2,000,000      2,038,628
     Disney (Walt) Co.
      5.13%, 12/15/03                                                  2,000,000      1,874,334
      6.75%, 03/30/06                                                    500,000        489,414

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                          Principal          Value
     ------------------------------------------------------------------------------------------
     Time Warner Entertainment Co.
      8.38%, 03/15/23                                                 $2,500,000    $ 2,554,110
     Viacom Inc.
      7.75%, 06/01/05                                                  3,500,000      3,524,392
     ------------------------------------------------------------------------------------------
                                                                                     10,480,878
     ------------------------------------------------------------------------------------------

     MULTI-NATIONAL--0.73%
     ------------------------------------------------------------------------------------------
     African Development Bank
      7.75%, 12/15/01                                                    500,000        503,946
     Asian Development Bank
      6.75%, 06/11/07                                                  1,000,000        977,674
     Inter-American Development Bank
      5.75%, 02/26/08                                                  1,000,000        918,784
      8.40%, 09/01/09                                                    200,000        216,477
      8.50%, 03/15/11                                                    450,000        495,393
     ------------------------------------------------------------------------------------------
                                                                                      3,112,274
     ------------------------------------------------------------------------------------------

     OIL & GAS PRODUCERS--1.13%
     ------------------------------------------------------------------------------------------
     Amoco Canada
      7.25%, 12/01/02                                                  1,000,000      1,002,726
     Conoco Inc.
      5.90%, 04/15/04                                                  2,000,000      1,905,182
     Kerr-McGee Corp.
      6.63%, 10/15/07                                                  1,120,000      1,042,383
     Phillips 66 Capital Trust II
      8.00%, 01/15/37                                                  1,000,000        861,060
     ------------------------------------------------------------------------------------------
                                                                                      4,811,351
     ------------------------------------------------------------------------------------------

     PHARMACEUTICALS--0.23%
     ------------------------------------------------------------------------------------------
     American Home Products Corp.
      6.50%, 10/15/02                                                  1,000,000        989,941
     ------------------------------------------------------------------------------------------
                                                                                        989,941
     ------------------------------------------------------------------------------------------

     PIPELINES--0.23%
     ------------------------------------------------------------------------------------------
     Sonat Inc.
      7.63%, 07/15/11                                                  1,000,000        977,437
     ------------------------------------------------------------------------------------------
                                                                                        977,437
     ------------------------------------------------------------------------------------------

     REAL ESTATE--0.22%
     ------------------------------------------------------------------------------------------
     EOP Operating LP
      6.38%, 02/15/03                                                  1,000,000        960,189
     ------------------------------------------------------------------------------------------
                                                                                        960,189
     ------------------------------------------------------------------------------------------

     REAL ESTATE INVESTMENT TRUSTS--0.22%
     ------------------------------------------------------------------------------------------
     Prologis Trust
      7.10%, 04/15/08                                                  1,000,000        917,672
     ------------------------------------------------------------------------------------------
                                                                                        917,672
     ------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                          Principal          Value
     ------------------------------------------------------------------------------------------
     RETAIL--0.86%
     ------------------------------------------------------------------------------------------
     Penney (J.C.) Company Inc.
      8.25%, 08/15/22                                                 $2,000,000    $ 1,546,500
     Wal-Mart Stores Inc.
      8.50%, 09/15/24                                                  2,000,000      2,120,314
     ------------------------------------------------------------------------------------------
                                                                                      3,666,814
     ------------------------------------------------------------------------------------------

     TELECOMMUNICATION EQUIPMENT--0.23%
     ------------------------------------------------------------------------------------------
     Motorola Inc.
      7.50%, 05/15/25                                                  1,000,000        993,539
     ------------------------------------------------------------------------------------------
                                                                                        993,539
     ------------------------------------------------------------------------------------------

     TELECOMMUNICATIONS--0.30%
     ------------------------------------------------------------------------------------------
     Bell Telephone Canada
      9.50%, 10/15/10                                                    250,000        282,887
     MCI Communications Corp.
      6.13%, 04/15/02                                                  1,000,000        976,450
     ------------------------------------------------------------------------------------------
                                                                                      1,259,337
     ------------------------------------------------------------------------------------------

     TELEPHONE--3.46%
     ------------------------------------------------------------------------------------------
     AT&T Corp.
      6.00%, 03/15/09                                                  1,500,000      1,337,459
      6.50%, 09/15/02                                                  2,000,000      1,966,454
     Deutsche Telekom International Finance
      8.25%, 06/15/30                                                  1,000,000      1,016,900
     New York Telephone Co.
      6.00%, 04/15/08                                                    500,000        446,364
      7.00%, 12/01/33                                                  2,305,000      2,013,418
     Sprint Capital Corp.
      6.13%, 11/15/08                                                  4,000,000      3,564,100
     U.S. West Capital Funding Inc.
      6.13%, 07/15/02                                                  1,000,000        978,346
     US West Communications Inc.
      7.63%, 06/09/03                                                  1,000,000        998,124
     WorldCom Inc.
      6.25%, 08/15/03                                                  1,000,000        964,058
      7.55%, 04/01/04                                                  1,500,000      1,497,951
     ------------------------------------------------------------------------------------------
                                                                                     14,783,174
     ------------------------------------------------------------------------------------------

     TOBACCO--0.10%
     ------------------------------------------------------------------------------------------
     Imperial Tobacco Group PLC
      7.13%, 04/01/09                                                    500,000        444,723
     ------------------------------------------------------------------------------------------
                                                                                        444,723
     ------------------------------------------------------------------------------------------

     TRANSPORTATION--0.95%
     ------------------------------------------------------------------------------------------
     Canadian National Railway Co.
      6.45%, 07/15/00                                                  1,300,000      1,209,667
     CSX Corp.
      7.90%, 05/01/17                                                  1,000,000        949,723

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                                          Principal        Value
     --------------------------------------------------------------------------------------------------------------------------
     Norfolk Southern Corp.
      7.80%, 05/15/27                                                                                  $1,000,000  $    961,520
     Union Pacific Corp.
      6.79%, 11/09/07                                                                                   1,000,000       934,546
     --------------------------------------------------------------------------------------------------------------------------
                                                                                                                      4,055,456
     --------------------------------------------------------------------------------------------------------------------------

     TOTAL CORPORATE BONDS & NOTES
     (Cost: $145,481,917)                                                                                           137,125,359
     --------------------------------------------------------------------------------------------------------------------------

     FOREIGN GOVERNMENT BONDS &
     NOTES++--2.91%
     --------------------------------------------------------------------------------------------------------------------------
     British Columbia (Province of)
      6.50%, 01/15/26                                                                                   1,000,000       885,352
     Chile (Republic of)
      6.88%, 04/28/09                                                                                   1,000,000       923,734
     Corp. Andina de Fomento
      7.75%, 03/01/04                                                                                   2,000,000     1,979,770
     Hydro Quebec
      8.40%, 01/15/22                                                                                   2,000,000     2,114,198
     Mexico Government International Bond
      9.88%, 01/15/07                                                                                   1,000,000     1,030,000
      11.50%, 05/15/26                                                                                  1,000,000     1,202,500
     New Brunswick (Province of)
      7.63%, 06/29/04                                                                                   1,200,000     1,211,714
     Ontario (Province of)
      7.63%, 06/22/04                                                                                     750,000       758,552
      7.75%, 06/04/02                                                                                   2,300,000     2,323,653
     --------------------------------------------------------------------------------------------------------------------------
     TOTAL FOREIGN GOVERNMENT BONDS & NOTES
     (Cost: $13,073,301)                                                                                             12,429,473
     --------------------------------------------------------------------------------------------------------------------------
     U.S. GOVERNMENT AND AGENCY
     OBLIGATIONS--62.08%

     U.S. GOVERNMENT AGENCY BONDS AND NOTES--
     14.93%
     --------------------------------------------------------------------------------------------------------------------------
     Federal Home Loan Bank
      5.02%, 02/11/02                                                                                   3,500,000     3,400,470
      5.13%, 09/15/03                                                                                   2,500,000     2,369,662
      5.40%, 01/15/03                                                                                   1,500,000     1,446,433
      5.50%, 01/21/03                                                                                   1,000,000       966,323
      5.95%, 07/28/08                                                                                   3,500,000     3,238,665
      6.09%, 06/02/06                                                                                   2,500,000     2,384,147
      6.13%, 08/15/03                                                                                   1,000,000       975,206
      6.61%, 06/09/04                                                                                   3,000,000     2,930,100

The accompanying notes are an integral part of these finanicial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                                    Principal            Value
     -------------------------------------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corporation

      5.00%, 01/15/04                                                                           $  5,000,000       $ 4,684,635
      5.13%, 10/15/08                                                                              3,400,000         2,960,557
      5.50%, 05/15/02                                                                              1,000,000           975,654
      5.63%, 02/20/04                                                                              1,000,000           952,856
      5.75%, 04/15/08                                                                              1,000,000           916,906
      5.75%, 03/15/09                                                                                500,000           453,973
      5.90%, 05/04/04                                                                              3,500,000         3,353,994
      6.30%, 06/01/04                                                                              1,000,000           968,547
      6.75%, 09/15/29                                                                              1,000,000           956,254
      7.00%, 02/15/03                                                                              2,000,000         2,001,206
     Federal National Mortgage Association
      0.00%, 06/01/17                                                                              1,000,000           300,160
      5.13%, 02/13/04                                                                              3,104,000         2,916,202
      5.25%, 01/15/09                                                                              1,000,000           877,546
      5.38%, 03/15/02                                                                              1,000,000           975,727
      5.75%, 06/15/05                                                                              1,000,000           947,584
      5.88%, 04/23/04                                                                                600,000           574,733
      6.00%, 05/15/08                                                                              1,000,000           930,731
      6.26%, 02/25/09                                                                              5,000,000         4,637,785
      6.38%, 06/15/09                                                                                394,000           373,382
      6.45%, 02/14/02                                                                              1,000,000           991,375
      6.80%, 01/10/03                                                                              1,400,000         1,394,924
      7.13%, 03/15/07                                                                              1,000,000         1,002,920
      7.13%, 01/15/30                                                                                887,000           889,193
      7.55%, 04/22/02                                                                              3,000,000         3,031,776
     Financing Corp.
      8.60%, 09/26/19                                                                              2,150,000         2,461,490
      9.65%, 11/02/18                                                                                500,000           623,792
      9.80%, 04/06/18                                                                              1,285,000         1,616,020
     Tennessee Valley Authority
      6.00%, 03/15/13                                                                              1,000,000           898,201
      6.13%, 07/15/03                                                                                500,000           483,771
      6.25%, 12/15/17                                                                                600,000           539,140
      6.88%, 12/15/43                                                                              1,000,000           875,000
      7.13%, 05/01/30                                                                                450,000           450,540
     -------------------------------------------------------------------------------------------------------------------------
                                                                                                                    63,727,580
     -------------------------------------------------------------------------------------------------------------------------

     U.S. GOVERNMENT SECURITIES--47.15%
     -------------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Bonds
      5.25%, 02/15/29                                                                                700,000           621,032
      5.50%, 08/15/28                                                                              2,800,000         2,568,126
      6.00%, 02/15/26                                                                              1,200,000         1,173,000
      6.13%, 11/15/27                                                                              1,600,000         1,595,000
      6.13%, 08/15/29                                                                                800,000           808,500
      6.25%, 05/15/30                                                                              1,200,000         1,259,626
      6.50%, 11/15/26                                                                              1,500,000         1,564,687
      6.63%, 02/15/27                                                                              1,000,000         1,060,313
      7.13%, 02/15/23                                                                              5,200,000         5,768,750
      7.25%, 05/15/16                                                                              4,100,000         4,511,283

The accompanying notes are an integral part of these finanicial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                         Principal               Value
     ---------------------------------------------------------------------------------------------------------------
      7.50%, 11/15/16                                                                 $  500,000          $  563,125
      7.63%, 02/15/07                                                                    500,000             508,125
      7.63%, 02/15/25                                                                  5,300,000           6,250,687
      7.88%, 02/15/21                                                                  2,500,000           2,968,750
      8.00%, 11/15/21                                                                  7,100,000           8,568,812
      8.13%, 08/15/19                                                                  5,250,000           6,332,812
      8.75%, 05/15/17                                                                  1,600,000           2,011,000
      8.75%, 05/15/20                                                                  3,100,000           3,970,908
      8.75%, 08/15/20                                                                  2,100,000           2,693,907
      9.13%, 05/15/09                                                                  1,000,000           1,088,125
      9.13%, 05/15/18                                                                  1,500,000           1,957,032
      9.38%, 02/15/06                                                                  1,300,000           1,486,469
      9.88%, 11/15/15                                                                  1,500,000           2,032,500
      10.63%, 11/15/12                                                                 2,100,000           2,584,313
      11.25%, 02/15/15                                                                 1,250,000           1,839,844
      11.75%, 11/15/14                                                                   500,000             689,375
      12.00%, 08/15/13                                                                 1,100,000           1,486,375
      12.75%, 11/15/10                                                                   500,000             640,625
      13.25%, 05/15/14                                                                 1,500,000           2,190,000
     U.S. Treasury Notes
      4.25%, 11/15/03                                                                  1,500,000           1,407,188
      4.75%, 02/15/04                                                                  2,100,000           1,996,313
      4.75%, 11/15/08                                                                  6,700,000           6,084,438
      5.25%, 05/15/04                                                                  3,700,000           3,569,346
      5.38%, 06/30/03                                                                  2,250,000           2,191,642
      5.50%, 07/31/01                                                                  4,100,000           4,057,721
      5.50%, 08/31/01                                                                  2,000,000           1,976,250
      5.50%, 01/31/03                                                                  2,100,000           2,056,032
      5.50%, 03/31/03                                                                  3,000,000           2,932,500
      5.50%, 05/31/03                                                                  1,450,000           1,417,375
      5.50%, 02/15/08                                                                  1,200,000           1,149,000
      5.50%, 05/15/09                                                                    500,000             478,125
      5.63%, 09/30/01                                                                  2,500,000           2,473,438
      5.63%, 05/15/08                                                                  3,300,000           3,182,438
      5.75%, 06/30/01                                                                  3,000,000           2,978,439
      5.75%, 11/30/02                                                                  1,600,000           1,576,501
      5.75%, 04/30/03                                                                  1,000,000             984,688
      5.75%, 08/15/03                                                                  5,000,000           4,914,065
      5.88%, 11/30/01                                                                    850,000             842,563
      5.88%, 09/30/02                                                                  1,700,000           1,680,345
      5.88%, 02/15/04                                                                  1,000,000             986,250
      5.88%, 11/15/04                                                                  1,000,000             985,000
      5.88%, 11/15/05                                                                  2,500,000           2,457,033
      6.00%, 08/15/09                                                                  2,800,000           2,777,250
      6.13%, 12/31/01                                                                  1,200,000           1,193,250
      6.13%, 08/15/07                                                                  3,300,000           3,280,408
      6.25%, 10/31/01                                                                  2,800,000           2,790,376
      6.25%, 01/31/02                                                                  1,000,000             996,250
      6.25%, 02/28/02                                                                  7,000,000           6,973,750
      6.25%, 06/30/02                                                                  3,000,000           2,989,689

The accompanying notes are an integral part of these finanicial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                         Principal               Value
     --------------------------------------------------------------------------------------------------------------
      6.25%, 02/15/03                                                               $ 3,800,000        $  3,789,314
      6.38%, 09/30/01                                                                 2,000,000           1,996,250
      6.38%, 08/15/02                                                                 4,700,000           4,692,659
      6.50%, 05/15/05                                                                 3,000,000           3,032,814
      6.50%, 08/15/05                                                                 3,000,000           3,031,875
      6.50%, 10/15/06                                                                 1,400,000           1,415,750
      6.50%, 02/15/10                                                                 1,800,000           1,861,313
      6.63%, 06/30/01                                                                 2,000,000           2,003,126
      6.63%, 04/30/02                                                                 2,800,000           2,807,000
      6.63%, 05/15/07                                                                 1,000,000           1,020,625
      6.88%, 05/15/06                                                                 3,000,000           3,087,189
      7.00%, 07/15/06                                                                 1,900,000           1,968,282
      7.25%, 08/15/04                                                                 8,950,000           9,249,270
      7.50%, 11/15/01                                                                 5,200,000           5,266,628
      7.50%, 05/15/02                                                                 3,000,000           3,055,314
      7.50%, 02/15/05                                                                 1,300,000           1,363,375
      7.88%, 08/15/01                                                                 4,300,000           4,363,158
      7.88%, 11/15/04                                                                 3,000,000           3,175,314
     --------------------------------------------------------------------------------------------------------------
                                                                                                        201,350,020
     --------------------------------------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AND AGENCY
     OBLIGATIONS
     (Cost: $272,485,675)                                                                               265,077,600
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     SHORT TERM INSTRUMENTS--5.17%
     --------------------------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corporation Discount Note
      6.42%, 07/05/00                                      +                          4,247,333           4,247,333

     Goldman Sachs Financial Square Prime Obligation Fund
      6.57%, 07/03/00                                      +                         10,834,855          10,834,855

     Short Term Investment Company Liquid Assets Portfolio
      6.67%, 07/03/00                                      +                          7,000,000           7,000,000
     --------------------------------------------------------------------------------------------------------------
     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $22,082,188)                                                                                 22,082,188
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------




The accompanying notes are an integral part of these finanicial statements.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                                    Principal              Value
     ------------------------------------------------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS--1.28%
     ------------------------------------------------------------------------------------------------------------------------
     Morgan Stanley Tri Party Repurchase Agreement, dated
     6/30/00, due 7/03/00, with a maturity value of $5,455,424
     and an effective yield of 6.30%.                                                           $5,452,562       $  5,452,562
     ------------------------------------------------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
     (Cost: $5,452,562)                                                                                             5,452,562
     ------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS IN SECURITIES -- 103.55%
     (Cost $458,575,643)                                                                                          442,167,182
     ------------------------------------------------------------------------------------------------------------------------
     Other Assets, Less Liabilities -- (3.55%)                                                                    (15,164,127)
     ------------------------------------------------------------------------------------------------------------------------
     NET ASSETS -- 100.00%                                                                                       $427,003,055
     ========================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------

+ Represents investment of collateral received from securities lending transactions. See Note 4.
++   Investments are denominated in U.S. Dollars.

The accompanying notes are an integral part of these finanicial statements.

Bond Index Master Portfolio
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)

-----------------------------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $458,575,643) (Note 1)                             $  442,167,182
Receivables:
     Investment securities sold                                                            1,040,573
     Interest                                                                              7,003,802
                                                                                      --------------
Total Assets                                                                             450,211,557
LIABILITIES                                                                           --------------
Payables:
     Investment securities purchased                                                         999,310
     Collateral for securities loaned (Note 4)                                            22,082,188
     Due to BGI (Note 2)                                                                     127,004
                                                                                      --------------
Total Liabilities                                                                         23,208,502
                                                                                      --------------
NET ASSETS                                                                            $  427,003,055
                                                                                      ==============

-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
     Interest (Includes securities lending income of $17,733)                                $  15,090,875
                                                                                            --------------
Total investment income                                                                         15,090,875
                                                                                            --------------
EXPENSES (NOTE 2)
     Advisory fees                                                                                 176,216
                                                                                            --------------
Total expenses                                                                                     176,216
                                                                                            --------------
Net investment income                                                                           14,914,659
                                                                                            --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss on sale of investments                                                   (6,196,688)
     Net change in unrealized appreciation (depreciation) of investments                         7,643,158
                                                                                            --------------
Net gain on investments                                                                          1,446,470
                                                                                            --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $  16,361,129
                                                                                            ==============

----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------------------

                                                                            For the Six
                                                                           Months Ended
                                                                          June 30, 2000   For the Period Ended    For the Year Ended
                                                                            (Unaudited)     December 31, 1999  *   February 28, 1999
                                                                          --------------- --------------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                $     14,914,659   $    22,243,983       $    7,063,037
     Net realized gain (loss)                                                   (6,196,688)       (2,713,060)             419,676
     Net change in unrealized appreciation (depreciation)                        7,643,158       (22,407,564)          (4,365,016)
                                                                          ----------------  ----------------      ---------------
Net increase (decrease) in net assets resulting from operations                 16,361,129        (2,876,641)           3,117,697
                                                                          ----------------  ----------------      ---------------
Interestholder transactions:
     Contributions                                                              83,224,962       524,489,703          357,368,335
     Withdrawals                                                              (117,026,949)     (478,897,035)         (51,992,277)
                                                                          ----------------  ----------------      ---------------
Net increase (decrease) in net assets resulting from interestholder            (33,801,987)       45,592,668          305,376,058
 transactions
                                                                          ----------------  ----------------      ---------------
Increase (decrease) in net assets                                              (17,440,858)       42,716,027          308,493,755
NET ASSETS:
Beginning of period                                                            444,443,913       401,727,886           93,234,131
                                                                          ----------------  ----------------      ---------------
End of period                                                             $    427,003,055   $   444,443,913       $  401,727,886
                                                                          ================  ================      ===============
---------------------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

   Master Investment Portfolio (''MIP'') is registered under the Investment Company Act of 1940, as amended (the ''1940 Act''), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate to Bond Index Master Portfolio (the "Master Portfolio").

   The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Security Valuation

   Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

   Security Transactions and Income Recognition

   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized, respectively, under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

   Federal Income Taxes

   MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Code, and regulations promulgated thereunder.

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   Repurchase Agreements

   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master

Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

   The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 6.50%, a maturity date of 08/15/05 and an aggregate market value of $5,565,975.

2. Agreements and Other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.08% of the average daily net assets of the Bond Index Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. Investment Portfolio Transactions

   Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000 were as follows:



   U.S. GOVERNMENT OBLIGATIONS:

   Purchases at cost                     $ 52,931,514
   Sales proceeds                          77,259,287
   OTHER SECURITIES:

   Purchases at cost                     $ 42,950,493
   Sales proceeds                          36,707,378


   At June 30, 2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:



                  Tax           Unrealized       Unrealized     Net Unrealized
                 Cost         Appreciation     Depreciation       Depreciation
------------------------------------------------------------------------------

          $  458,575,643      $ 1,419,317    $ (17,827,778)      $ (16,408,461)

4. Portfolio Securities Loaned

   As of June 30, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan at June 30, 2000 was $21,525,993 and the value of the related collateral was $22,082,188.

5. Financial Highlights

   The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolio are as follows:

                                                 Six Months      For the        For the
                                                 Ended June   Period Ended    Year Ended
                                                   30, 2000   December 31,   February 28,
                                                 (Unaudited)        1999 *           1999
-----------------------------------------------------------------------------------------
   Ratio of expenses to average net           +        0.08%          0.08%          0.08%
   assets
   Ratio of net investment income to          +        6.77%          6.44%          6.31%
   average net assets
   Portfolio turnover rate                               22%            25%            28%

------------------------------------------------------------------------------------------

* For the ten months ended December 31,1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

+    Annualized for period of less than one year.